Equity-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity-based Compensation

13.	Equity-Based Compensation
Equity-based compensation expense is allocated to all departments in the accompanying condensed consolidated statements of operations based on the recipients of the compensation
.
A summary of the expense by line item in the consolidated statements of operations for the nine months ended September 30, 2021 and 2020, respectively, is provided in the following table.

	Nine Months Ended September 30,
(in thousands)	2021	2020

Cost of revenue	$79	$46
Sales and marketing	567	380
Product development	341	267
General and administrative	3,351	637

Total compensation expense	$4,338	$1,330

2021 Equity Incentive Plan
As of September 15, 2021, in connection with its IPO, the Company adopted the Definitive Healthcare Corp. 2021 Equity Incentive Plan (the “2021 Plan”). The types of grants available under the 2021 Plan include stock options (both incentive and non-qualified),
stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock units (“RSUs”), and stock-based awards.
The aggregate number of shares of Class A Common Stock available for grant under the 2021 Plan was 8,989,039 shares at September 30, 2021. As of September 30, 2021, 1,464,681 RSUs have been granted under the 2021 Plan. The outstanding RSUs have time-based and/or performance-based vesting criteria. Outstanding time-based RSUs generally vest partially on the one year anniversary of each grant and quarterly over the subsequent two-
or three-year period. Outstanding performance-based RSUs vest annually over three years upon the achievement of certain performance targets and continued service, the measurement period for which begins January 1, 2022. As such, no stock-based compensation expense associated with performance-based RSUs was recorded in the third quarter of 2021.
The following table summarizes the Company’s unvested time-based and performance-based RSU activity for the nine months ended September 30, 2021.

	Time-Based		Performance-Based
	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—	—	$—
Granted	1,300,328	$27.00	164,353	$27.00
Vested	—	$—	—	$—
Forfeited	(2,656)	$27.00	—	$—

Unvested at end of period	1,297,672	$27.00	164,353	$27.00

The Company recognized $0.4 million in stock-based compensation expense associated with RSUs granted in 2021. Total unrecognized expense was estimated to be $39.1 million for both time-based vesting and performance-based vesting awards at September 30, 2021, to be recognized over a weighted-average period of approximately 4.0 years.
2019 Equity Incentive Plan
In July 2019, the Company and its Board of Members approved the 2019 Equity Incentive Plan (“the 2019 Plan”) under which the Parent Company had reserved approximately 8,088,877 Class B Units (the “2019 Incentive Equity Pool”). The 2019 Incentive Equity Pool was utilized for the issuance of units to employees, consultants, directors, managers, or others providing services to the Company pursuant to Board of Members approval. These interests were considered profit interests, which, in general, entitle the holder of the unit to a pro rata share of the increase in value of the unit over the base value determined at the award date and were subject to such vesting and other restrictions as the Board of Members deemed appropriate. Any units forfeited or repurchased were available for future grants under the 2019 Incentive Equity Pool.
The units had time-based and/or performance-based vesting criteria. Generally, the time-based units vested in equal annual installments over a four-year period on the anniversary date of the vest date. The performance-based units vested based on the achievement of specified returns on investments upon a change of control or qualifying event, as defined in the agreement. In connection with the IPO, performance-based forfeiture conditions for unvested units were waived through a modification of the awards and, after the IPO, all such unvested awards became subjected to time-vesting over three years from the IPO Date. As a result of the modification of the terms of such performance-vesting awards, we recorded compensation expense based on the fair value of the units that otherwise would have been forfeited, using the IPO price of $27.00 per share. The total compensation expense related to modification was $9.0 million, which will be recognized over the respective remaining service periods. The Company recorded $0.2 million in stock-based compensation expense associated with these performance-vesting units in the third quarter of 2021.
In connection with the retirement of an executive officer, the Company accelerated the vesting of 24,049 unvested time-vesting Class B units and 48,099 of his unvested performance-vesting Class B units.
The Company
recorded incremental compensation expense of approximately $1.9 million during the third quarter 2021. Upon separation, the remaining 72,149 in

Class B units were forfeited.
Effective September 15, 2021, the Company will no longer grant any awards under the 2019 Plan, though previously granted awards under the 2019 Plan remain outstanding and governed by the 2019 Plan, except for the modifications discussed above.
For awards granted in the 2019 Plan, the Company assessed the fair value of the awards as of the grant date. The fair value of the units was estimated using a two-step
process. First, the Company’s enterprise value was established using generally accepted valuation methodologies, including discounted cash flow analysis, guideline comparable public company analysis, and comparable transaction method. Second, the enterprise value was allocated among the securities that comprise the capital structure of the Company using an option-pricing method based on the Black-Scholes model. For performance-based units, the Company used a Monte Carlo simulation analysis, which captures the impact of the performance vesting conditions to value the performance-based units. The use of the Black-Scholes model and the Monte Carlo simulation requires the Company to make estimates and assumptions, such as expected volatility, expected term and expected risk-free interest rate. Significant assumptions used to estimate the fair value of units were as follows, which were the same between service-based and performance-based shares:

	September 15, 2021	December 31, 2020
Expected option term	0.30 — 0.70 years	5.5 years
Risk-free rate of return	0.01% — 0.06%	1.73%
Applied volatility	30%	35%
In connection with the Reorganization Transactions and the IPO, unvested Class B Units held directly by employees of the Company or indirectly through Definitive OpCo, were exchanged for unvested Definitive OpCo units based on their respective participation thresholds and the IPO price of $27.00 per share. The time-based units issued upon the exchange remain subject to the same service vesting requirements as the original Class B Units. The pre-IPO performance-based units were exchanged for time-based units and will vest over a three-year period beginning on the date of the IPO. The following table summarizes the Company’s unvested time-based and performance-based unit activity from January 1, 2021 through September 30, 2021.

	Time-Based		Performance-Based
	Non-Vested Units	Weighted Average Grant Date Fair Value	Non-Vested Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,404,720	$3.65	1,840,423	$2.35
Granted	1,477,323	1.41	1,177,308	0.41
Vested	(437,731)	3.64	—	—
Forfeited	(13,770)	3.65	(18,361)	2.35

Non-vested at September 15, 2021	2,430,542	$2.29	2,999,370	$1.59

Effect of Reorganization Transactions and IPO	(1,165,679)	2.08	(1,318,171)	1.39
Performance-based units exchanged for time-based units	1,681,199	1.74	(1,681,199)	1.74
Vested	(74,049)	2.75	—	—
Forfeited	(72,149)	2.78	—	—

Non-vested at September 30, 2021	2,799,864	$2.02	—	$—

In connection with the Reorganization Transactions and the IPO, 912,651 vested Class B Units held directly by employees of the Company or indirectly through Definitive OpCo were exchanged into 578,217 vested Definitive OpCo units based on their respective participation thresholds and the IPO price of $27.00 per share.

The Company recorded $1.5 million in stock-based compensation expense associated with time-based units in the nine months ended September 30, 2021
.
 The Company recorded $1.3 million in stock-based compensation expense associated with unexchanged time-based units in the nine months ended September 30, 2020. At September 30, 2021, the Company had approximately $18.4 million of unrecognized unit-based compensation expense for unvested time-based units, including those that were exchanged for time-based units at IPO. The expense, which will be recorded under the terms of the 2019 Plan, is expected to be recognized over a weighted-average period of approximately 2.8 years.

13.	Equity-based Compensation
2019 Incentive Equity Plan
In July 2019, the Company and its Board of Members approved the 2019 Equity Incentive Plan under which the Parent Company has reserved approximately 8,088,877 Class B Units (the “2019 Incentive Equity Pool”). The 2019 Incentive Equity Pool is to be utilized for the issuance of units to employees, consultants, directors, managers, or other providing services to the Company pursuant to Board of Members approval. These interests are considered profit interests, which, in general, entitle the holder of the unit to a pro rata share of the increase in value of the unit over the base value determined at the award date and may be subject to such vesting and other restrictions as the Board of Members may deem appropriate. Any units forfeited or repurchased shall be available for future grants under the 2019 Incentive Equity Pool.
The units have time-based and performance-based vesting criteria. Generally, the time-based units vest in equal annual installments over a four-year period on the anniversary date of the vest date. The performance-based units vest based on the achievement of specified returns on investments upon a change of control, as defined in the agreement. Upon initial public offering unvested performance-based units would convert to restricted shares subject to 3 year vesting.
The Company assesses the fair value of the awards as of the grant date. The fair value of the units was estimated using a two-step
process. First, the Company’s enterprise value was established using generally accepted valuation methodologies, including discounted cash flow analysis, guideline comparable public company analysis, and comparable transaction method. Second, the enterprise value was allocated among the securities that comprise the capital structure of the Company using an option-pricing method based on the Black-Scholes model. For performance-based units, the Company used a Monte Carlo simulation analysis, which captures the impact of the performance vesting conditions to value the performance-based units. The use of the Black-Scholes model and the Monte Carlo simulation requires the Company to make estimates and assumptions, such as expected volatility, expected term and expected risk-free interest rate. Significant assumptions used to estimate the fair value of units were as follows, which were the same between service-based and performance-based shares:

	Successor Company
	Year ended December 31, 2020	Period from July 16, 2019 to December 31, 2019
Expected option term	5.5 years	5.5 years
Risk-free rate of return	1.73%	1.73%
Applied volatility	35%	35%
The expected option term represents management’s estimate of time to an exit event. The risk-free rate of return is based upon government securities with durations approximately equal to the option term. Applied volatility is based on the average volatility of the guideline companies.

The following table summarizes the Company’s unvested time-based and performance-based unit activity under the 2019 plan for the year ended December 31, 2020 (Successor) and the periods from July 16, 2019 and December 31, 2019 (Successor) and January 1, 2019 to July 15, 2019 (Predecessor):

	Time-based		Performance-based
2019 Plan	Non-Vested Units	Weighted Average Grant Date Fair Value	Non-Vested Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2018 (Predecessor)	—	$—	—	$—
Granted	—	—	—	—
Vested	—	—	—	—

Non-vested at July 16, 2019 (Successor)	—	$—	—	$—
Granted	1,899,682	3.65	1,899,682	2.35
Vested	—	—	—	—
Forfeited	—	—	—	—

Non-vested at December 31, 2019 (Successor)	1,899,682	$3.65	1,899,682	$2.35
Granted	97,611	3.65	97,611	2.35
Vested	(474,920)	3.65	—	—
Forfeited	(117,653)	3.65	(156,870)	2.35

Non-vested at December 31, 2020 (Successor)	1,404,720	$3.65	1,840,423	$2.35

During the year ended December 31, 2020 (Successor) and the period from July 16, 2019 to December 31, 2019 (Successor), 195,222 and 3,799,364 units, respectively, were granted under the plan.
2015 Incentive Equity Plan
On July 16, 2019, in conjunction with the purchase of the issued and outstanding Common Units of the Definitive Holdco by AIDH Buyer, LLC, the outstanding units of Series B, Series C, Series D, and Series E were sold to AIDH Buyer, LLC and the holders received a combination of cash and equity in AIDH TopCo, LLC, and the 2015 Equity Incentive Plan was terminated.
The 2015 Equity Incentive Plan under which the Company has reserved 407,750 Class B Units (the “2015 Incentive Equity Pool”) was approved in February 2015 by the Predecessor and Board of Managers. In December 2016, in connection with the amended and restated Limited Liability Company Agreement entered into, the 2015 Incentive Equity Pool was transferred to DHCB. The 2015 Incentive Equity Pool was utilized for the issuance of units to employees, consultants, directors, managers, or others providing service to the Company pursuant Board of Managers approval. Units granted out of the 2015 Incentive Equity Pool are designated series based on the period of grant, and prior to July 16, 2019, the outstanding units consisted of Series B, Series C, Series D, and Series E. These interests were considered profits interests, which in general, entitled the holder of the unit to a pro rata share of the increase in value of the unit over the base value determined at the award date and may be subject to such vesting and other restrictions as the Board of Managers may deem appropriate. Any units forfeited or repurchased were available for future grants under the 2015 Incentive Equity Pool.

The following table summarizes the 2015 Plan activity for the periods from January 1, 2019 through July 15, 2019 (Predecessor), and July 16, 2019 through December 31, 2019 (Successor).

2015 Plan	Non-Vested Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2018 (Predecessor)	131,545	$9.00
Granted	48,592	98.75
Vested	(180,137)	33.21
Forfeited	—	—

Non-vested at July 16, 2019 (Successor)	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Non-vested at July December 31, 2019 (Successor)	—	$—

As of December 31, 2018 (Predecessor), the Company had authorized and issued, subject to vesting, 1 share of Class B Series A units, 73,418 shares of Class B Series B units, 57,105 shares of Class B Series C units, and 89,737 shares of Class B Series D units. During the year ended December 31, 2019, the Company authorized and issued 48,592 shares of Class B Series E units. On July 16, 2019, all shares of Series A, Series B, Series C, Series D, and Series E units vested upon the qualifying event and were cancelled. The Plan was also terminated on July 16, 2019.
The Company recorded total unit-based compensation of $1.7 million for the year ended December 31, 2020 (Successor) and $0.7 million and $5.8 million for the periods from July 16, 2019 through December 31, 2019 (Successor) and from January 1, 2019 through July 15, 2019 (Predecessor), respectively, as follows in the table below (in thousands):

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period From July 16, 2019 to December 31, 2019	Period From January 1, 2019 to July 15, 2019
Time-based:
2015 plan	$—	$—	$5,807
2019 plan	1,747	744	—

Total time-based	1,747	744	5,807
Performance based:
2015 plan	—	—	—
2019 plan	—	—	—

Total performance-based	—	—	—

Total compensation expense	$1,747	$744	$5,807

Equity-based compensation expense is allocated to all departments in the accompanying consolidated statements of income (loss) based on the recipients of the compensation. A summary of the expense by line item in the consolidated statements of income (loss) for the year ended December 31, 2020 (Successor) and the periods from July 16, 2019 to December 31, 2019 (Successor), and from January 1, 2019 to July 15, 2019 (Predecessor) is provided in the following table (in thousands).

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period From July 16, 2019 to December 31, 2019	Period From January 1, 2019 to July 15, 2019
Cost of revenue	$62	$28	$256
Sales and Marketing	473	213	4,252
Product Development	356	126	665
General and administrative	856	377	634

Total compensation expense	$1,747	$744	$5,807

The Company does not consider the vesting of the performance-based units to be probable and has not recorded any associated compensation expense. Accordingly, the Company had $4.3 million of unrecognized unit-based compensation expense for the performance-based units as of December 31, 2020.
As of December 31, 2020, the Company had $4.4 million of unrecognized unit-based compensation for time-based units, expected to be recognized over a weighted average remaining requisite period of 2.6 years.